RISK MANAGEMENT - Credit Portfolio Assessed Collectively and Individually (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	21,862,835	19,358,216
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(8,557,039)	(8,611,594)	$ (5,875,018)
Accumulated impairment | Loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	(8,185,797)	(8,196,187)	(5,618,481)
Accumulated impairment | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	(3,739,330)	(3,937,449)	(2,659,322)
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	(3,548,580)	(3,442,311)	(2,456,791)
Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	(306,237)	(257,243)	(130,882)
Accumulated impairment | Financial leasing
Disclosure of credit risk exposure [line items]
Financial assets	$ (501,825)	$ (471,007)	$ (297,319)